Goodwill, Software and Other Intangible Assets - Schedule of Components of Finite-lived Software and Other Intangible Assets (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 1,978
Balance at end of year	1,945
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,229
Balance at end of year	1,301
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,632
Additions	363
Disposals	(4)
Adjustments	(5)
Balance at end of year	2,986
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,403)
Amortization and impairment	285
Disposals	0
Adjustments	3
Balance at end of year	(1,685)
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	360
Balance at end of year	291
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	599
Additions	0
Disposals	0
Adjustments	12
Balance at end of year	611
Core deposit intangibles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(239)
Amortization and impairment	75
Disposals	0
Adjustments	(6)
Balance at end of year	(320)
Contract based [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	35
Balance at end of year	28
Contract based [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	44
Additions	0
Disposals	(12)
Adjustments	2
Balance at end of year	34
Contract based [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(9)
Amortization and impairment	8
Disposals	(12)
Adjustments	(1)
Balance at end of year	(6)
Customer relationship [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	213
Balance at end of year	183
Customer relationship [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	310
Additions	0
Disposals	0
Adjustments	4
Balance at end of year	314
Customer relationship [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(97)
Amortization and impairment	32
Disposals	0
Adjustments	(2)
Balance at end of year	(131)
Finite Life Intangible Assets [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,837
Balance at end of year	1,803
Finite Life Intangible Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	3,585
Additions	363
Disposals	(16)
Adjustments	13
Balance at end of year	3,945
Finite Life Intangible Assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(1,748)
Amortization and impairment	400
Disposals	(12)
Adjustments	(6)
Balance at end of year	$ 2,142